Cash and Deposits with Banks - Summary of Cash and Deposits with Banks (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Cash [abstract]
Cash	¥ 703,138	¥ 1,123,128
Deposits with banks	53,992,931	46,207,027
Total cash and deposits with banks	¥ 54,696,069	¥ 47,330,155	¥ 43,144,654